OTHER OPERATING GAINS (Tables)	6 Months Ended
Jun. 30, 2020
Operating Income (Loss) [Abstract]
Other Operating Gains
Other operating gains for the six months ended June 30, 2020 and June 30, 2019 are as follows:

(in thousands of $)	2020	2019
Gain on termination of vessel lease	7,409	—
Gain on sale of vessel	12,354	—
Gain on settlement of claim	3,422	—
Gain on pool arrangements	766	681
Other gains	268	288
Other operating gains	24,219	969